Condensed Separate Financial Information Of Ozon Holdings Plc - Additional Information (Detail) ₽ in Millions	Dec. 31, 2022 RUB (₽)
Subsidiaries [member]
Condensed Separate Financial Information [Line Items]
Restricted Net Assets	₽ 17,793